Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands, shares in Millions	Sep. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Non-trade accounts receivable	$ 14,591	$ 13,203
Accumulated depreciation on vessel and equipment	641,702	681,991
Accumulated depreciation on vessels under capital leases	$ 55,158	$ 25,883
Limited Partners - common units issued (in shares)	79.7	79.6
Limited Partners - common units outstanding (in shares)	79.7	79.6
Limited Partners - preferred units issued (in shares)	11.8	11.8
Limited Partners - preferred units outstanding (in shares)	11.8	11.8